Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES:

a. General

Vascular Biogenics Ltd. (the “Company” or VBL) was incorporated on January 27, 2000. The Company is a late-stage clinical biopharmaceutical company focused on the discovery, development and commercialization of first-inclass treatments for cancer and immune/inflammatory indications. VB-111 (ofranergene obadenovec), a Phase 3 drug candidate, is the lead product candidate in the Company’s cancer program.

VB-600 series are preclinical stage antibodies targeting MOSPD2 for inflammatory and oncology indications, which are being advanced towards IND VB-601 is the lead mAb candidate for various inflammatory indications and VB-611 is the lead bi-specific mAb for various solid tumors.

VB-201, a Phase 2-ready drug candidate, is the Company’s lead Lecinoxoid-based product candidate for chronic immune-related indications.

The Company is engaged in an exclusive license agreement with NanoCarrier Co., Ltd. (hereinafter - “The License Agreement”) for the development, commercialization, and supply of ofranergene obadenovec (“VB-111”) in Japan for all indications, see notes 1(m) and 7.

In March 2019, the Company entered into an exclusive option license agreement with an animal health company for the development of VB-201 for veterinary use, see note 7.

Since inception, the Company has incurred significant losses, and it expects to continue to incur significant expenses and losses for at least the next several years. As of December 31, 2020, the Company had an accumulated deficit of $232.2 million. The Company’s losses may fluctuate significantly from quarter to quarter and year to year, depending on the timing of its clinical trials, the receipt of payments under any future collaboration agreements it may enter into, and its expenditures on other research and development activities.

As of December 31, 2020, the Company had cash, cash equivalents, short-term bank deposits and restricted cash of $30.8 million. The Company may seek to raise more capital to pursue additional activities. The Company may seek these funds through a combination of private and public equity offerings, government grants, strategic collaborations and licensing arrangements. Additional financing may not be available when the Company needs it or may not be available on terms that are favorable to the Company.

b. Basis of preparation of the financial statements

The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Prior to 2020, the Company prepared its financial statements in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), as permitted in the United States (“U.S.”) based on the Company’s status as a foreign private issuer as defined by the U.S. Securities and Exchange Commission (the “SEC”). During 2020, the Company decided to adopt the US GAAP to better accommodate with the expectation of the US based investors and capital markets. There were no material IFRS to US GAAP adjustments made upon adoption of US GAAP.

c. Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates.

d. Functional and presentation currency:

1) Functional and presentation currency

The U.S. dollar (“dollar”) is the currency of the primary economic environment in which the operations of the Company are conducted. Accordingly, the functional currency of the Company is the dollar.

2) Transactions and balances

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) - historical exchange rates.

All foreign exchange gains and losses are presented in the statements of operations within financial income or expenses.

e. Cash, cash equivalents and restricted cash deposits

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash, in addition to restricted cash required to be set aside by operating and financial lease contractual agreements recorded in current assets and non-current assets, respectively, on the balance sheet.

f. Property, plant and equipment:

1) All property and equipment (including leasehold improvements) are stated at cost less accumulated depreciation and impairment. Cost includes expenditures that are directly attributable to the acquisition of the items.

Repairs and maintenance are charged to the statement of operations during the period in which they are incurred.

2) The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Annual rates of depreciation are as follows:

%
Laboratory equipment	9-15
Computers	25-33
Office furniture and equipment	7

Leasehold improvements are depreciated using the straight-line method over the shorter of the term of the lease or the estimated useful life of the improvements.

3) Gains and losses on disposals are determined by comparing proceeds with the associated carrying amount. These are included in the statements of operations.

g. Impairment of long-lived assets

Assets that are subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair value measure.

Through December 31, 2020, no impairment has been recognized.

h. Deferred income tax

Deferred taxes are recognized using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. Given the Company’s losses, the Company has provided a full valuation allowance with respect to its deferred tax assets.

i. Uncertainty in income tax

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

j. Employee benefits:

a. Post-employment benefit obligation

Israeli labor laws and the Company’s agreements require the Company to pay retirement benefits to employees terminated or leaving their employment in certain other circumstances. Most of the Company’s employees are covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law from the beginning of their employment with the Company.

With respect to the remaining employees, which are not covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law only from January 1, 2010, the Company records a liability in its balance sheet.

b. Vacation and recreation pay

Under Israeli law, each employee is entitled to vacation days and recreation pay, both computed on an annual basis. The entitlement is based on the length of the employment period. The Company recognizes a liability and an expense for vacation and recreation pay based on the entitlement of each employee.

k. Share-based compensation

The Company accounts for employees’ and directors’ share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method over the related service period.

Share based payments to employees and directors were measured by reference to the fair value of the options and restricted share (hereinafter “RSUs”) granted at date of grant.

Until December 31, 2018, when options and RSUs were granted as consideration for services provided by consultants and other non-employees, the grant was accounted for based on the fair value of the consideration received or the fair value of the awards issued, whichever was more reliably measurable. The fair value of the awards granted was measured on a final basis at the end of the related service period and recognized over the related service period using the straight-line method.

After the adoption of ASU 2018-07 on January 1, 2019, fair value of all grants of options and RSUs is determined by reference to their fair value at date of grant.

Service conditions and performance vesting conditions are included in assumptions about the number of options and RSU’s that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

When options are exercised, the Company issues new shares, with proceeds less directly attributable transaction costs recognized as share capital (par value) and additional paid in capital.

The Company has elected to recognize forfeitures as they occur

l. Contingencies:

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed.

As of December 31, 2020, no contingent liabilities have been recognized.

m. Revenue from contracts with customers:

General

The Company recognized revenues from the License Agreement according to ASC 606, “Revenues from Contracts with Customers”.

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of its agreements, the Company performs the following steps:

1.	identify the contract with a customer;
2.	identify the performance obligations in the contract;
3.	determine the transaction price;
4.	allocate the transaction price to the performance obligations in the contract;
5.	recognize revenue when (or as) the entity satisfies a performance obligation.

Revenues from licensing agreement

According to ASC 606, a performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services. A good or service promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

The Company has identified two performance obligations in The License Agreement: (1) Grant of the license and use of its IP; and (2) Company’s participation and consulting assistance services. In addition, there is a potential performance obligation regarding future manufacturing.

ASC 606 defines the ‘Transaction Price’ as the amount of consideration to which the entity expects to be entitled in exchange for transferring the promised goods or services to a customer. The Company estimates the standalone selling prices of the services to be provided based on expected cost-plus margin approach and uses the residual approach to estimate the selling price of the license.

The Grant of the license and use of its IP performance obligation considered to be a right to use IP in accordance with ASC 606. Therefore, revenue is recognized at a point in time, upon transfer of control over the license to the licensee.

The Company’s participation and consulting assistance services performance obligation is recognized as revenue over the service period, based on input method, which is costs incurred and labor hours expended.

The transaction price contains variable consideration contingent upon the licensee achieving certain milestones, as well as sales-based royalties, in accordance with the relevant agreement. Variable payments, contingent on achieving additional milestones, are included in the transaction price based on most likely amount method. Amounts included in the transaction price are recognized only when it is probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone, in accordance with the relevant agreement. Sales-based royalties are not included in the transaction price. Rather, they are recognized as the related sale occurs, due to the specific exception of ASC 606 for sales-based royalties in licensing of intellectual properties.

n. Research and development expenses:

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of clinical trials, clinical trial supplies, salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Clinical trial expenses are charged to research and development expense as incurred. The Company accrues for expenses resulting from obligations under contracts with clinical research organizations (CROs). The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided. The Company’s objective is to reflect the appropriate trial expense in the financial statements by matching the appropriate expenses with the period in which services and efforts are expended.

o. Government grants

Government grants, which are received from the Israeli Innovation Authority or IIA (formerly known as the Israeli Office of Chief Scientist, or the “OCS”) by way of participation in research and development that is conducted by the Company, are received in installments as the program progresses based on qualified research spending. Grants received are recognized when the grant becomes receivable, provided there was reasonable assurance that the Company will comply with the conditions attached to the grant and there was reasonable assurance the grant will be received.

The grant is deducted from the research and development expenses as the applicable costs are incurred. Research and development expenses, net for the years ended December 31, 2020, 2019 and 2018, include participation in research and development expenses in the amount of approximately $1.4 million, $2.7 million and $2 million, respectively.

p. Leases

Until December 31, 2018

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the statements of operations on a straight-line basis over the period of the lease.

Leases of property, plant and equipment where the Company, as lessee, has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, are included in short-term lease liability and long-term lease liability. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases is depreciated over the asset’s useful life or over the shorter of the asset’s useful life and the lease term if there is no reasonable certainty that the Company will obtain ownership at the end of the lease term.

After January 1, 2019

In February 2016, the FASB issued a new standard, ASC 842, related to leases to increase transparency and comparability among organizations by requiring the recognition of ROU assets and lease liabilities on the balance sheet. Most prominent among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The Company adopted the standard as of January 1, 2019, using the simplified transition approach, therefore did not restate comparative amounts for the year prior to first adoption. The new standard resulted in an increase of $2.7 million in operating lease ROU assets and corresponding liabilities on the Company’s balance sheet and did not have a material impact on the Company’s statement of income or statement of cash flows.

Under ASC 842, the Company determines if an arrangement is a lease at inception. Upon initial recognition, the Company recognizes a liability at the present value of the lease payments to be made over the lease term, and concurrently recognizes a ROU asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease. Since the interest rate implicit in the lease is not readily determinable, the incremental borrowing rate of the Company is used. The subsequent measurement depends on whether the lease is classified as finance lease or an operating lease.

For operating leases, after lease commencement, the Company measures the lease liability at the present value of the remaining lease payments using the discount rate determined at lease commencement. The Company subsequently measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Further, the Company will recognize lease expense on a straight-line basis over the lease term.

For finance leases, after lease commencement, the Company measures the lease liability by increasing the carrying amount to reflect interest on the lease liability and reducing the carrying amount to reflect the lease payments made during the period. The Company measures the ROU assets at cost less any accumulated amortization and any accumulated impairment losses. The Company amortizes the ROU asset on a straight-line basis over approximately 7 years, unless another systematic basis better represents the pattern in which the Company expects to consume the ROU asset’s future economic benefits.

q. Segment reporting

An operating segment is defined as a component that engages in business activities whose operating results are reviewed by the chief operating decision maker for the purpose of assessing performance and allocating resources and for which discrete financial information is available. The Company operates in one operating segment.

r. Loss per Ordinary Share

Basic loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares issued and outstanding during the year. Diluted loss per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding stock options and warrants which are included under the treasury stock method when dilutive. The dilutive potential shares were not taken into account in computing loss per share in 2020, 2019 and 2018 as their effect would not have been dilutive.

s. Concentration of credit risks

Credit and interest risk arise from cash and cash equivalents and deposits with banks. A substantial portion of the liquid instruments of the Company are invested in short-term deposits in a leading Israeli bank. The Company estimates that since the liquid instruments are mainly invested for short-term and with a highly rated institution, the credit and interest risk associated with these balances is immaterial.